SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Asset impairment charges	$ 0	$ 0
Embedded derivatives	$ 0	$ 0